SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross	$ 2,394	$ 2,393	$ 2,441
Less accumulated depreciation and amortization	(2,393)	(2,393)	(2,420)
Property and equipment, net	1	0	21
Equipment
Property and equipment, gross	1,350	1,349	1,378
Software
Property and equipment, gross	740	740	740
Furniture and Fixtures
Property and equipment, gross	124	124	124
Leasehold Improvements
Property and equipment, gross	$ 180	$ 180	$ 199